Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

7. Intangible assets

Intangible assets consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Identifiable intangible asset (Note 3(b))	—	63,760
Total	—	63,760
Less: Accumulated amortization and impairment	—	—
Intangible assets	—	63,760